Prepayments, Receivables and Other Assets (Details Textual)	1 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 14, 2019 USD ($)	Jun. 14, 2019 CNY (¥)
Taizhou Suxuantang [Member]
Prepayments, Receivables and Other Asset (Textual)
Partnership contribution | $			$ 7,000,000
Taizhou Suxuantang [Member] | Installment [Member]
Prepayments, Receivables and Other Asset (Textual)
Partnership contribution | $					$ 3,500,000
Taizhou Suxuantang [Member] | RMB [Member]
Prepayments, Receivables and Other Asset (Textual)
Partnership contribution | ¥				¥ 50,000,000
Taizhou Suxuantang [Member] | RMB [Member] | Installment [Member]
Prepayments, Receivables and Other Asset (Textual)
Partnership contribution | ¥						¥ 25,000,000
General Partner and Other Limited partners [Member]
Prepayments, Receivables and Other Asset (Textual)
Installment payment received | $	$ 2,800,000
General Partner and Other Limited partners [Member] | RMB [Member]
Prepayments, Receivables and Other Asset (Textual)
Installment payment received | ¥		¥ 20,000,000